FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        January 24, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Court Street Trust (the trust):

             Spartan Florida Municipal Income Fund
             Spartan Connecticut Municipal Income Fund
             Spartan New Jersey Municipal Income Fund (the funds)

             File No. 2-58774 and 811-2741

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,








                           /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary